Document and Entity Information	Aug. 01, 2025
Document And Entity Information [Line Items]
Entity Registrant Name	Turtle Beach Corp
Amendment Flag	false
Entity Central Index Key	0001493761
Document Type	8-K
Document Period End Date	Aug. 01, 2025
Entity File Number	001-35465
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	27-2767540
Entity Address, Address Line One	15822 Bernardo Center Drive
Entity Address, Address Line Two	Suite 105
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92127
City Area Code	(914)
Local Phone Number	345-2255
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.001
Trading Symbol	HEAR
Security Exchange Name	NASDAQ
Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Preferred Stock Purchase Rights
Security Exchange Name	NASDAQ